GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days for the years ended 31 December 2020, 31 December 2019 and 31 December 2018 (based on a standard five day selling week):

	First Half	Second Half	Full Year
2020	128	134	262
2019	129	132	261
2018	130	131	261

Exchange rates used for translation of one Euro
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the year ended			Closing as at
	31 December 2020	31 December 2019	31 December 2018	31 December 2020	31 December 2019
UK Sterling	1.13	1.14	1.13	1.11	1.18
US Dollar	0.88	0.89	0.85	0.81	0.89
Norwegian Krone	0.09	0.10	0.10	0.10	0.10
Swedish Krone	0.10	0.09	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01